Cover	May 20, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment (“Amendment No. 1”) to the Current Report on Form 8-K filed by TPI Composites, Inc. (the “Company”) with the Securities and Exchange Commission on May 22, 2020 (the “Original Form 8-K”). Amendment No. 1 updates “Item 5.07 Submission of Matters to a Vote of Security Holders” in the Original Form 8-K to disclose the decision of the Board of Directors (the “Board”) regarding how frequently the Company will conduct a non-binding advisory vote on named executive officer compensation. No other changes have been made to the Original Form 8-K.
Document Period End Date	May 20, 2020
Entity Registrant Name	TPI Composites, Inc.
Entity Central Index Key	0001455684
Entity Emerging Growth Company	false
Entity File Number	001-37839
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1590775
Entity Address, Address Line One	8501 N. Scottsdale Rd, Gainey Center II, Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85253
City Area Code	480
Local Phone Number	305-8910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	TPIC
Security Exchange Name	NASDAQ